Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Commitments and Contingent Liabilities (Details) [Line Items]
Customer prepayments	$ 279,400		$ 326,400
Defense costs (in Dollars)		$ 50.0
Interest penalties	270,350		$ 221,756		$ 187,994
Tax authorities (in Dollars)	$ 90,500	$ 13.1
Outstanding amount rate	50.00%	50.00%
Value of reassessed revenue	$ 11,600
Outstanding percentage			50.00%	50.00%
PSP [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Interest penalties	$ 111,700